Income Taxes Net Deferred Income Tax Liability (Details) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of Deferred Tax Assets and Liabilities [Abstract]
Other current assets		$ 0	$ 64
Other current liabilities		36	0
Deferred income taxes	$ 1,121	$ 1,098	$ 1,018